Equity settled share-based payments - Share options (Details) - CNY (¥)		6 Months Ended	12 Months Ended
	Jan. 16, 2020	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses			¥ 613,000	¥ 5,067,000	¥ 155,171,000
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses		¥ 7,593,000	¥ 33,306,000	¥ 77,768,000	¥ 126,148,000
Share option | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share option | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share option | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share option | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share option | Vesting tranche five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%